LONG-TERM LOAN PAYABLE (Tables)	6 Months Ended
Jun. 30, 2025
Debt Disclosure [Abstract]
SCHEDULE OF LONG-TERM LOAN PAYABLE
	As of June 30, 2025	As of December 31, 2024
	(Unaudited)	(Audited)
Current portion of long-term loan payable	$488,581	$479,498